EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 16:     EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2013	2012	2011

Numerator:
Net income (loss)	$(6,457)	$(6,738)	$8,809

Denominator:
Weighted average number of shares outstanding used in computing basic net earnings per share	32,680,766	31,959,921	25,047,771
Dilutive effect: stock options	-	-	2,024,101

Total weighted average number of shares used in computing diluted net earnings per share	32,680,766	31,959,921	27,071,872

Basic net earnings (loss) per share	$(0.20)	$(0.21)	$0.35

Diluted net earnings (loss) per share	$(0.20)	$(0.21)	$0.33